ACCOUNTS AND NOTES RECEIVABLE, NET (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at the beginning of the year	$ (395)	$ (527)
Bad debt expense	26	0
Write offs	0	132
Balance at the end of the year	$ (369)	$ (395)